Pension and Other Post-Retirement Benefits - Balance sheets presentation (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Pension and Other Post-Retirement Benefits
Current liabilities	$ (635)	$ (443)
Non current liabilities	(10,441)	(8,859)
AOCI	$ 470	$ (1,054)